Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income		$ 2,560	$ 3,771	$ 3,626
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(603)	(376)	508
Unrealized (loss) gain on assets available-for-sale:
Unrealized (loss) gain arising during the period		(3,245)	(1,147)	1,202
Reclassification adjustment		338	(4)	(25)
Total unrealized (loss) gain on assets available-for-sale		(2,907)	(1,151)	1,177
Defined benefit plans:
Net (loss) gain arising during the period		(306)	219	(107)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		56	88	77
Total defined benefit plans		(250)	307	(30)
Net unrealized (loss) gain on cash flow hedges		(6)	(6)	5
Total other comprehensive income (loss), net of tax	[1]	(3,766)	(1,226)	1,660
Total comprehensive (loss) income		(1,206)	2,545	5,286
Net loss (income) attributable to noncontrolling interests		13	(12)	(9)
Other comprehensive loss (income) attributable to noncontrolling interests		13	(2)	(2)
Comprehensive (loss) income applicable to shareholders of The Bank of New York Mellon Corporation		$ (1,180)	$ 2,531	$ 5,275

[1]	Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders was $(3,753) million for the year ended Dec. 31, 2022, $(1,228) million for the year ended Dec. 31, 2021 and $1,658 million for the year ended Dec. 31, 2020.